CPG CARLYLE COMMITMENTS FUND, LLC

SCHEDULE OF INVESTMENTS

December 31, 2025 (UNAUDITED)

CPG CARLYLE COMMITMENTS FUND, LLC(a)
Investment in CPG Carlyle Commitments Master Fund, LLC, at value - 100.09%(b)	$695,185,145
Liabilities in Excess of Other Assets (-0.09%)	(591,153)
Net Assets (100.00%)	$694,593,992

(a)	Invests the majority of its assets in CPG Carlyle Commitments Master Fund, LLC.
(b)	Categorized as Level 3 investment.

The Consolidated Schedule of Investments of CPG Carlyle Commitments Master Fund, LLC is included below.

CPG CARLYLE COMMITMENTS MASTER FUND, LLC

SCHEDULE OF INVESTMENTS

December 31, 2025 (UNAUDITED)

Investment Funds - (95.55%)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Co-Investments - (13.68%)
Access Holdings (FPG II) L.P.(a)(b)(c)	North America	Buyout	5/24/2024	$1,842,964	$0	0.00	%(d)
Carlyle Beacon Partners, L.P.(a)(b)	Asia/Pacific	Growth	9/28/2018	10,346,726	15,235,105	2.19%
Carlyle Eagle Coinvestment, L.P.(a)(b)(e)	North America	Buyout	2/15/2018	2,175,056	13,970,167	2.01%
Carlyle Encore Coinvestment II, L.P.(a)(b)	North America	Buyout	10/22/2024	15,037,500	17,400,581	2.50%
Carlyle Fourmi Coinvestment, L.P.(a)(b)	Asia/Pacific	Growth	6/29/2018	15,651,547	10,854,179	1.56%
Carlyle Jumper Coinvestment, L.P.(a)	North America	Buyout	12/12/2023	15,395,326	20,916,679	3.01%
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	Buyout	11/11/2016	143,119	273,005	0.04%
Carlyle RDSL Coinvestment, L.P.(a)(b)(f)	South America	Growth	9/30/2015	505,124	0	0.00	%(d)
Carlyle Sapphire Partners, L.P.(a)(b)	Asia/Pacific	Growth	9/30/2015	9,565,027	8,474,082	1.22%
Matador Coinvestment, SCSp(a)(b)(f)	Europe	Special Situations	9/30/2019	5,347,196	6,698,423	0.96%
Nash Coinvestment, L.P.(a)(b)(f)	Africa	Buyout	10/10/2017	83,677	5,212	0.00	%(d)
Neptune Coinvestment, L.P.(a)(b)(f)	Europe	Buyout	6/23/2017	228,652	1,282,914	0.19%
Reciprocal Capital Holdings LLC(a)(b)(g)	Asia/Pacific	Growth	1/30/2018	14,342,022	0	0.00	%(d)
Total Co-Investments				90,663,936	95,110,347
Primary Investments - (37.97%)
Carlyle Asia Partners Growth I, L.P.(a)(f)	Asia/Pacific	Growth	5/23/2016	8,534,480	2,483,097	0.36%
Carlyle Asia Partners IV, L.P.(a)(f)	Asia/Pacific	Buyout	5/25/2014	19,601,647	3,137,596	0.45%
Carlyle Asia Partners V, L.P.(a)(b)(f)	Asia/Pacific	Buyout	10/30/2017	60,844,439	66,241,620	9.53%
Carlyle Asia Partners VI, L.P.(a)(b)(f)	Asia/Pacific	Buyout	3/6/2023	0	(2,189,846)	-0.32%
Carlyle Europe Technology Partners III, L.P.(a)(b)(f)	Europe	Growth	3/28/2015	3,596,375	1,206,260	0.17%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(f)	Europe	Growth	11/30/2018	7,501,910	7,943,323	1.14%
Carlyle Europe Technology Partners V, SCSp(a)(b)(f)	Europe	Growth	3/11/2022	17,420,443	19,664,546	2.83%
Carlyle Global Financial Services Partners II, L.P.(a)(b)(f)	Global	Buyout	6/30/2014	3,078,229	3,240,239	0.47%
Carlyle Global Financial Services Partners III, L.P.(a)(h)	Global	Buyout	6/30/2017	11,322,395	15,075,491	2.17%
Carlyle International Energy Partners II, SCSp(a)(f)	Global	Special Situations	11/30/2018	10,514,279	8,304,904	1.19%
Carlyle International Energy Partners, L.P.(a)(f)	Global	Special Situations	3/12/2014	14,930,202	13,090,778	1.88%
Carlyle Japan International Partners V, L.P.(a)(b)(f)	Asia/Pacific	Buyout	6/30/2025	55,832	(288,570)	-0.04%
Carlyle Partners VI, L.P.(a)(f)	North America	Buyout	9/20/2013	5,406,310	2,285,016	0.33%
Carlyle Partners VII, L.P.(a)(f)(i)	North America	Buyout	11/29/2017	21,850,542	27,018,223	3.89%
Carlyle Partners VII, L.P. - Series B(a)(f)	North America	Buyout	12/22/2025	3,319	0	0.00	%(d)
Carlyle Partners VIII, L.P.(a)(f)(j)	North America	Buyout	9/10/2021	17,701,724	25,008,135	3.60%
Carlyle Partners VIII, L.P. - Series B(a)(f)	North America	Buyout	12/3/2025	3,639,492	0	0.00	%(d)
Coatue Growth Fund V-B, L.P.(a)(b)(f)	North America	Growth	3/31/2024	736,204	1,032,519	0.15%
CVC Credit Partners Global Special Situations Fund II, S.C.Sp(a)(f)	Europe	Special Situations	6/6/2019	5,148,872	7,838,946	1.13%
JLL Partners Fund VII, L.P.(a)(f)	North America	Buyout	3/31/2016	5,097,762	4,122,531	0.59%
Riverside Capital Appreciation Fund VII, L.P.(a)(b)(f)	North America	Buyout	9/16/2019	3,302,293	3,352,418	0.48%
Riverside Micro-Cap Fund VI, L.P.(a)(b)(f)	North America	Buyout	8/26/2021	8,502,471	6,590,319	0.95%
Spring Bridge Partners, L.P.(a)(b)(f)	North America	Buyout	9/17/2019	5,744,276	6,040,299	0.87%
Tiger Global Private Investment Partners XV, L.P.(a)(b)(f)	North America	Growth	3/18/2022	9,833,794	7,822,263	1.13%
Vitruvian Investment Partnership IV(a)(b)(f)	Europe	Growth	8/31/2020	9,848,775	13,230,927	1.90%
Warburg Pincus Financial Sector II, L.P.(a)(b)(f)	North America	Growth	6/9/2022	11,442,101	21,672,853	3.12%
Total Primary Investments				265,658,166	263,923,887

Investment Funds - (95.55%)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Secondary Investments - (43.90%)
Access Holdings (FPG) L.P.(a)(b)(c)	North America	Buyout	7/22/2021	8,376,341	0	0.00	%(d)
AE Industrial Partners Extended Value Fund, L.P.(a)(b)	North America	Buyout	6/2/2021	978,619	377,687	0.05%
ASP Helios III, L.P.(a)(b)(f)	Europe	Buyout	4/29/2022	11,963,556	25,825,776	3.72%
ASP Jordan, L.P.(a)(b)(f)	Europe	Buyout	4/21/2023	14,323,580	28,473,440	4.10%
ASP Oyster, L.P.(a)(b)(f)	Europe	Buyout	4/21/2023	15,521,131	22,630,005	3.26%
Audax Private Equity Fund, L.P.(a)(b)	North America	Buyout	9/30/2016	0	2,874	0.00	%(d)
Blue Point Capital Partners II, L.P.(a)(b)	North America	Growth	10/23/2020	0	126,746	0.02%
Brazil Buyout Coinvestment, L.P.(a)(b)	South America	Buyout	4/2/2014	82,978	8,587	0.00	%(d)
Brentwood Associates Opportunities Fund, L.P.(a)(b)(f)	North America	Growth	4/1/2021	2,545,851	2,455,910	0.35%
Carlyle Asia Partners III Coinvestment, L.P.(a)(b)	Asia/Pacific	Buyout	12/30/2014	26	0	0.00	%(d)
Carlyle Asia Partners IV Access Fund, LLC(a)(b)(f)	Asia/Pacific	Buyout	12/31/2018	500	312,807	0.05%
Carlyle Asia Partners IV, L.P.(a)(f)	Asia/Pacific	Buyout	5/24/2017	0	9,844,207	1.42%
Carlyle Cardinal Ireland Fund, L.P.(a)(b)(f)	Europe	Growth	10/31/2017	124,318	21,289	0.00	%(d)
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)(b)(f)	North America	Growth	9/30/2016	528	0	0.00	%(d)
Carlyle Europe Partners II Coinvestment, L.P.(a)(b)	Europe	Buyout	4/2/2014	790	0	0.00	%(d)
Carlyle Europe Partners Ii Inv Hldgs L.P. - Ensus Ii(a)(b)	Europe	Buyout	9/23/2025	6,245	0	0.00	%(d)
Carlyle Europe Partners II, L.P.(a)(b)(f)	Europe	Buyout	7/1/2013	0	19,022	0.00	%(d)
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)	Europe	Buyout	4/2/2014	2,342,910	33,007	0.00	%(d)
Carlyle Europe Technology Partners II, L.P.(a)(b)(f)	Europe	Growth	12/31/2018	292	0	0.00	%(d)
Carlyle Europe Technology Partners III, L.P.(a)(b)(f)	Europe	Growth	1/24/2022	2,995,435	1,340,723	0.19%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(f)	Europe	Growth	1/24/2022	2,787,217	2,380,189	0.34%
Carlyle Fourmi Coinvestment, L.P.(a)(b)	North America	Growth	1/18/2024	18,513,974	15,075,877	2.17%
Carlyle Global Financial Services Partners II L.P.(a)(b)(f)	Global	Buyout	12/31/2017	720,172	5,466,413	0.79%
Carlyle Global Financial Services Partners, L.P.(a)(b)(f)	Global	Buyout	6/30/2014	0	191,294	0.03%
Carlyle Infrastructure Partners, L.P.(a)(b)(c)(f)	North America	Buyout	8/29/2014	1,006,101	49,059	0.01%
Carlyle International Energy Partners, L.P.(a)(b)(f)	Global	Special Situations	12/29/2017	4,044,725	3,054,515	0.44%
Carlyle Mena Partners, L.P.(a)(b)(f)	Middle East/North Africa	Buyout	9/28/2018	0	38,055	0.01%
Carlyle Mezzanine Partners II, L.P.(a)(b)	North America	Credit	12/30/2015	7,568,929	2,864,166	0.41%
Carlyle Partners V Coinvestment, L.P.(a)	North America	Buyout	4/2/2014	431,764	261,312	0.04%
Carlyle Partners V, L.P.(a)(b)(f)	North America	Buyout	6/28/2013	0	2,580,505	0.37%
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)(b)	North America	Buyout	8/31/2014	144,588	0	0.00	%(d)
Carlyle Partners VI, L.P.(a)(b)(f)	North America	Buyout	7/6/2016	0	992,168	0.14%
Carlyle Realty Partners VI, L.P.(a)(b)(f)	North America	Buyout	4/25/2018	98,083	64,937	0.01%

Investment Funds - (95.55%)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Secondary Investments - (43.90%) (continued)
Carlyle South America Buyout Fund, L.P.(a)(b)	South America	Buyout	10/31/2017	0	16,302	0.00	%(d)
Carlyle Strategic Partners II, L.P.(a)(b)(f)	North America	Special Situations	8/16/2013	2,205,745	0	0.00	%(d)
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)	North America	Special Situations	4/2/2014	406	(1)	0.00	%(d)
Carlyle U.S. Equity Opp Fund II Coinvestment, L.P.(a)	North America	Growth	3/15/2019	122	0	0.00	%(d)
Carlyle U.S. Equity Opportunity Fund II, L.P.(a)(b)(f)	North America	Growth	3/20/2018	269,204	4,139,397	0.60%
Carlyle U.S. Growth Fund III, L.P.(a)(b)(f)	North America	Growth	12/31/2018	0	3,527	0.00	%(d)
Carlyle Venture Partners Iii Coinvestment, L.P.(a)(b)	North America	Growth	12/23/2025	6,482	0	0.00	%(d)
Carlyle/Riverstone Global Energy & Power Fund III, L.P.(a)(b)(f)	North America	Buyout	9/30/2014	2,014,789	0	0.00	%(d)
Cerberus Institutional Overseas IV, Ltd.(a)(b)(f)	North America	Special Situations	7/1/2018	0	112,398	0.02%
Cerberus Institutional Partners, L.P. - Series 4(a)(b)(f)	North America	Special Situations	10/17/2019	0	5,667	0.00	%(d)
Cerberus International SPV, Ltd. Class A(a)(b)	North America	Special Situations	7/1/2018	0	321,480	0.05%
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	Special Situations	6/13/2016	0	174,998	0.03%
Cerberus International, Ltd. Class A(a)(b)	North America	Special Situations	7/1/2018	0	151,815	0.02%
Coatue Growth Fund V(a)(b)(f)	North America	Growth	7/14/2023	1,590,930	2,649,077	0.38%
Delta-V CI, L.P.(a)(b)(f)	North America	Growth	10/8/2024	3,030,000	5,446,739	0.78%
Delta-V PS, L.P.(a)(b)	Israel	Growth	5/1/2023	5,185,000	12,141,221	1.75%
ECP R&T Feeder Fund, L.P.(a)(b)(f)	North America	Buyout	3/19/2025	7,005,164	8,004,172	1.15%
Euro Wagon II, L.P.(a)(b)	North America	Special Situations	7/1/2016	0	102,117	0.01%
FB HA Holdings, L.P.(a)(b)(c)	North America	Growth	8/30/2021	466,506	4,415,989	0.64%
Harbinger Streamline Offshore Fund, LLC(a)(b)	North America	Special Situations	7/1/2018	768,168	0	0.00	%(d)
Icon Software Partners, L.P. Class B(a)(b)(f)	North America	Growth	9/1/2020	173,759	8,761,192	1.26%
Jll Partners Fund V, L.P.(a)(b)(f)	North America	Buyout	12/30/2015	1,842,391	1,738,666	0.25%
Laverne Buyer Holdings I, LLC(a)(b)	North America	Growth	4/10/2018	0	380,271	0.05%
Laverne Buyer Holdings II, LLC(a)(b)	North America	Growth	4/10/2018	0	162,606	0.02%
Laverne Buyer Holdings III, LLC(a)(b)	North America	Growth	4/10/2018	4,812,405	3,852,868	0.55%
Laverne Buyer Holdings V, LLC(a)(b)	North America	Growth	4/10/2018	1,350,510	718,972	0.10%
LEP Opportunities II, L.P.(a)(b)(f)	North America	Buyout	7/6/2022	14,420,227	17,682,934	2.54%
Mena Co-Investment, L.P.(a)(b)	Middle East/North Africa	Buyout	4/2/2014	11,862	130,657	0.02%
Neoma Private Equity Fund IV, L.P.(a)(b)(f)	Middle East/North Africa	Buyout	12/31/2017	5,842,428	2,559,270	0.37%
New Enterprise Associates 10, L.P.(a)(b)	North America	Growth	4/5/2017	0	92,463	0.01%
Newport Global Opportunities Fund, L.P.(a)(b)(c)	North America	Buyout	12/29/2014	8,158,631	2,950,234	0.42%
OCM Opportunities Fund VII (Cayman) Ltd.(a)(b)	North America	Special Situations	10/17/2019	97,255	0	0.00	%(d)
OCM Opportunities Fund VII, L.P.(a)(b)	North America	Special Situations	10/17/2019	8,734	0	0.00	%(d)
OCM Opportunities Fund VIIB (Cayman) Ltd.(a)(b)(f)	North America	Special Situations	10/17/2019	531	0	0.00	%(d)
Passero 18, L.P.(a)(b)	North America	Buyout	6/22/2018	546,627	11,838,519	1.70%
Pegasus WSJLL Fund, L.P.(a)(b)(f)	North America	Buyout	12/15/2021	13,227,194	15,242,781	2.19%
Presidio Investors Elv Continuation Fund, L.P.(a)(b)(f)	North America	Buyout	12/16/2022	9,701,820	14,987,728	2.16%
Revelstoke EPIC Fund I, L.P.(a)(b)(f)	North America	Growth	8/26/2019	14,945,313	24,395,873	3.51%
Riverside Micro-Cap Fund III, L.P.(a)(b)(f)	North America	Buyout	5/1/2019	0	4,778,056	0.69%
Riverstone Global Energy & Power Fund V, L.P.(a)(b)(c)(f)	North America	Buyout	9/30/2014	10,295,021	606,352	0.09%

Investment Funds - (95.55%)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Secondary Investments - (43.90%) (continued)
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)(b)(c)(f)	North America	Buyout	9/30/2014	5,164,077	0	0.00	%(d)
Riverstone/Carlyle Renewable & Alternate Energy Fund II, L.P.(a)(b)(c)(f)	North America	Buyout	11/12/2014	725,760	36,475	0.01%
Strategic Value Global Opportunities Feeder Fund 1-A, L.P.(a)(b)	North America	Special Situations	12/31/2016	1,832,025	0	0.00	%(d)
Strategic Value Global Opportunities Fund 1-A, L.P.(a)(b)	North America	Special Situations	12/31/2016	122,510	0	0.00	%(d)
Strategic Value Special Situations Feeder Fund, L.P.(a)(b)	North America	Special Situations	12/31/2016	1,917,818	3,953,369	0.57%
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	Special Situations	12/31/2016	168,691	344,461	0.05%
Styx International, Ltd. Series 1(a)(b)	North America	Credit	7/1/2018	96,923	83,392	0.01%
Styx International, Ltd. Series 4(a)(b)	North America	Credit	7/1/2018	45,700	39,320	0.01%
Styx International, Ltd. Series 5(a)(b)	North America	Credit	7/1/2018	21,165	18,211	0.00	%(d)
Tiger Global XV(a)(b)(f)	North America	Growth	7/14/2023	2,513,760	3,911,132	0.56%
Varde Investment Partners, L.P.(a)(b)	North America	Special Situations	9/30/2016	1	0	0.00	%(d)
Vitruvian Investment Partnership I Continuation Fund(a)(b)(f)	Europe	Growth	8/7/2019	3,060,468	8,736,627	1.26%
Warburg Pincus Energy, L.P.(a)(f)	North America	Buyout	9/28/2018	407,976	928,932	0.13%
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	Growth	9/29/2017	13,470,654	5,303,532	0.76%
Warrior Buyer Holdings, LLC(a)(b)	North America	Special Situations	10/2/2018	16,017,900	8,788,093	1.26%
Total Secondary Investments				248,121,305	305,198,454

Total Investment Funds				604,443,407	664,232,688

Short-Term Investments - (0.76%)	Cost	Fair Value
Money Market Funds - (0.76%)
Fidelity Treasury Only Money Market Fund, 3.43%(k)	59,351	59,351
Goldman Sachs Financial Square Treasury Instruments Fund, Class Institutional, 3.60%(k)	59,465	59,465
JP Morgan 100% U.S. Treasury Securities Money Market Fund, Class I, 3.62%(k)	59,638	59,638
Morgan Stanley Institutional Liquidity Fund, Class I, 3.53%(k)	5,099,320	5,099,320
Total Money Market Funds	$5,277,774	$5,277,774

Total Short-Term Investments	5,277,774	5,277,774

Total Investments - 96.31%	$609,721,181	$669,510,462
Other Asset in Excess of Liabilities - 3.69%		25,674,683
Net Assets - 100.00%		$695,185,145

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $664,232,691, which represents 95.55% of net assets as of December 31, 2025.
(b)	Non-income producing security.
(c)	Security is held by, in its entirety or partially, by CPG TCG Acquisition Fund, LLC.
(d)	Rounds to less than 0.005%.
(e)	Security is held by MCC Eagle Holdco, LLC.
(f)	The Fund held unfunded commitments in the investment as of December 31, 2025. Total unfunded commitments amount to $240,842,565 as of December 31, 2025.
(g)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to the consolidated financial statements".
(h)	Security is held by MCC Splitter No. 3, LLC.
(i)	Security is held by MCC Splitter No. 1, LLC.
(j)	Security is held by MCC Splitter No. 2, LLC.
(k)	The rate shown is the annualized 7-day yield as of December 31, 2025.

Investments as of December 31, 2025

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	13.68%
Primary Investments	37.97%
Secondary Investments	43.90%
Total Investment Funds	95.55%
Short-Term Investments
Money Market Funds	0.76%
Total Investments	96.31%
Other assets in excess of liabilities	3.69%
Total Net Assets	100.00%

CPG CARLYLE COMMITMENTS FUND LLC

Notes to Quarterly Statements of Investments

December 31, 2025 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES

CPG Carlyle Commitments Fund, LLC (the “Fund”) invests substantially all of its assets in CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”). The following is a summary of significant accounting policies followed by the Fund and the Master Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair value is defined as the value that the Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

● Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

● Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

● Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and co-investments. Co-investments (the “Co-investments”) represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, Macquarie Wealth Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective Investment Funds’ operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see the Master Fund’s Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of December 31, 2025:

	Level 1	Level 2*	Level 3*	Investments Measured at Net Asset Value(1)	Total
Investments
Investments in Private Investment Funds	$-	$-	$-	$664,232,688	$664,232,688
Short-Term Investments	5,277,774	-	-	-	5,277,774
Total Investments	$5,277,774	$-	$-	$664,232,688	$669,510,462

*	The Fund did not hold level 2 or level 3 securities at period end.
(1)	These investments are presented for reconciliation purposes and are not required to be categorized in the fair value hierarchy since they are measured at net asset value, without adjustment, as permitted as a practical expedient.

The Master Fund held Investment Funds with a fair value of $664,232,688, that, in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of December 31, 2025.